LONG TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF LONG TERM LOANS
	Linked to	Interest rate	December 31, 2021	December 31, 2020

Long term loans	NIS	1.8%-6.1%	$641	$1,024
Less- Current portion			(158)	(358)

			$483	$666